Mineral exploration and project development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Mineral exploration and project development
Mineral exploration	$ 83,182	$ 76,161	$ 33,547
Project development (FEL 1 and FEL 2)	43,096	16,537	13,164
Mineral exploration and project development	126,278	$ 92,698	$ 46,711
Expenses relating to brownfield mineral exploration	41,502
Expenses relating to greenfield mineral exploration	41,860
Expenses relating to greenfield project development	$ 16,960